Warrants	12 Months Ended
Dec. 31, 2021
Gelesis
Warrants
13.	Warrants

Summary of Outstanding Warrants

The following represents a summary of the warrants outstanding at December 31, 2021:

			Number of
			Shares
Issued	Classification	Exercisable for	Issuable
August 2013	Liability	Series A-4 redeemable convertible preferred stock (“Series A-4”)	708,493
October 2020	Equity	Common stock	522,009

The following represents a summary of the warrants outstanding at December 31, 2020:

			Number of
			Shares
Issued	Classification	Exercisable for	Issuable
April 2011	Liability	Series A-1 redeemable convertible preferred stock ("Series A-1")	74,784
June 2012	Liability	Series A-3 redeemable convertible preferred stock ("Series A-3")	238,189
August 2013	Liability	Series A-4 redeemable convertible preferred stock ("Series A-4")	708,493
October 2020	Equity	Common stock	522,009

Warrants Issued in Connection with 2008 Loan Agreement

In April 2011, in connection with an amendment to the 2008 Loan, the Company issued a warrant to purchase shares of Series A-1 at an exercise price equal to the lower of $4.44 per share or the price per share received in the first sale of shares of the Company’s stock resulting in at least $5.0 million gross proceeds to the Company. The warrant is exercisable for the number of shares of Series A-1 equal to the quotient of $0.3 million divided by the exercise price of the warrant. Following the issuance of Series A-5 redeemable convertible preferred stock (“Series A-5”) in March 2015 (see Note 14) the warrant became exercisable for 74,784 shares of Series A-1 at an exercise price of $4.44. The warrant terminates upon the earlier of (i) April 27, 2021, (ii) three years after the effective date of an initial public offering or (iii) a sale of the Company. The warrant liability is remeasured at each reporting date with increases or decreases in the fair value being recorded in the consolidated statements of operations. The fair value of the warrants was $0.6 million at December 31, 2020. In April 2021, the Company issued 52,222 shares of Series A-1 upon the net exercise of the remaining outstanding warrants. The warrants exercised had an aggregate fair value of $0.9 million on the date of exercise. No Series A-1 warrants remained outstanding at December 31, 2021.

Series A-3 Warrants

In June 2012, in connection with an amendment to the Master Agreement and Patent and License Assignment Agreement with One (see Note 11), in exchange for the right to expand the field use of the intellectual property purchased, the Company issued fully vested warrants to purchase 238,189 shares of Series A-3 at an exercise price of $0.04 per share. The warrant is subject to automatic exercise upon a deemed liquidation event, as defined, in the Company’s Restated Certification of Incorporation. The warrants expire in June 2022.

The fair value of the warrants was $0.7 million at the date of issuance and was recorded as a research and development expense, and a corresponding warrant liability was recorded as a component of other non-current liabilities. The warrant liability is remeasured at each reporting date with increases or decreases in the fair value being recorded in the consolidated statements of operations. The fair value of the warrants was $2.9 million at December 31, 2020. In March 2021, the Company issued 238,189 shares of Series A-3 upon the exercise of the remaining outstanding warrants. The warrants exercised had an aggregate fair value of $3.0 million on the date of exercise. No Series A-3 warrants remained outstanding at December 31, 2021.

Series A-4 Warrants

In August 2013, in connection with the issuance of Series A-4, the Company issued contingent warrants to purchase 719,670 shares of Series A-4 at an exercise price of $0.04 per share. Such warrants were issuable if the Company did not sell shares of its common stock in a firm commitment underwritten public offering on or before February 15, 2015 or if the Company was liquidated, dissolved, wound up or closes a deemed liquidation event prior to an IPO. The warrants were issued in February 2015 when the contingencies were not met. The warrants expire in February 2025.

The fair value of the warrants was $1.7 million at the date of issuance and was recorded as a research and development expense, and a corresponding warrant liability was recorded as a component of other non-current liabilities. The warrant liability is remeasured at each reporting date with increases or decreases in the fair value being recorded in the consolidated statements of operations. In October 2020, the Company issued 11,177 shares of Series A-4 upon the exercise of the associated warrants. The warrants exercised had an aggregate fair value of $0.1 million on the date of exercise. At December 31, 2021 and 2020, 708,493 warrants remained outstanding with an aggregate fair value of $15.8 million and $8.6 million, respectively.

Series 3 Growth Warrants

In June 2019, in connection with the terms of the amended and restated master agreement between the Company and One, the Company agreed to issue to One a warrant for redeemable convertible preferred stock equivalent to 2.7% of the shares of capital stock outstanding on an as converted basis within 30 days of the completion of a future equity financing that results in at least $50.0 million in gross proceeds with an exercise price equal to the issuance price of the future equity financing (see Note 11).

Due to the fact that the settlement value was dependent on something other than the fair value of the issuer’s equity shares, ASC 480 — Distinguishing Liabilities from Equity required that the warrants be accounted for as liabilities, until such time that the warrants truly became ‘fixed for fixed’ and no longer had any potential changes in the settlement value due to the underlying contingent events. The Company determined its obligation to issue such warrants was a component of the consideration issued to One in the June 2019 transaction. The Company determined such future warrants had a fair value of $4.7 million as of the transaction date based on the terms of the warrant per the amended and restated master agreement and its capital structure. The warrant liability is remeasured at each reporting date with increases or decreases in the fair value being recorded in the consolidated statements of operations. The warrant liability had a fair value of $4.6 million at December 31, 2019.

In December 2019, the Company entered into the Series 3 & 4 Growth Preferred Stock Purchase Agreement (the “Series 3 & 4 Growth Agreement”), under which, it closed a $50.0 million equity financing round for Series 3 Growth (see Note 11) and the warrant became issuable for 478,828 shares of Series 3 Growth.

In October 2020, the Company and One amended the terms of the amended and restated master agreement which resulted in the Company being relieved from its obligation to issue the warrants for Series 3 Growth in exchange for the delivery of warrants to common stock, a contingent call option and contingent consideration of the commercial milestone (see Note 11). The warrant liability relating to the obligation to issue Series 3 Growth warrants was adjusted to its extinguishment date fair value of $6.0 million prior to being derecognized. The difference between the consideration provided by the Company and the warrant liability derecognized resulted in a gain on warrant liability extinguishment of $0.2 million and was recognized in other income on the accompanying consolidated statements of operations during the year ended December 31, 2020. No Series 3 Growth warrants remained outstanding at December 31, 2020.

Series 4 Growth Options

Pursuant to the Series 3 & 4 Growth Agreement, Series 3 Growth shareholders were given the right, but not the obligation, to purchase shares of Series 4 Growth at a purchase price of $20.72, within one year of the Series 3 Growth initial closing in December 2019 (the “Series 4 Growth Options”).

In conjunction with the 2,973,270 shares of Series 3 Growth issued during the Series 3 Growth initial closing, the Company issued 2,419,573 Series 4 Growth Options. During the year ended December 31, 2020, the Company issued an additional 2,845,625 shares of Series 3 Growth to current and new investors, resulting in the issuance of an additional 2,371,812 Series 4 Growth Options.

The Series 4 Growth Options were evaluated under ASC 480 — Distinguishing Liabilities from Equity and it was determined that they met the requirements for separate accounting as freestanding financial instruments and should be classified as liabilities, as they relate to an obligation to issue shares that are potentially redeemable. From an accounting perspective, the Company determined that the Series 4 Growth Options should be accounted for as a warrant for redeemable convertible preferred shares. Accordingly, the Company recorded a warrant liability for Series 4 Growth Options upon issuance at fair value with the corresponding offset recorded as a discount to the Series 3 Growth. The Series 4 Growth Options liability is remeasured at each reporting date up to the exercise or expiration of the options with increases or decreases in fair value being recorded in the consolidated statements of operations. At the date of issuance, the fair value of the Series 4 Growth Options was recorded at $0.7 million as a current liability in the accompanying consolidated balance sheets, as it was set to expire in December 2020 if unexercised. In connection with the subsequent issuances of Series 3 Growth in 2020 (see Note 14), the Company recorded an additional $0.7 million as a Series 4 Growth Option liability. In

December 2020, the Series 4 Growth Options expired, resulting in a gain on the change in fair value of $1.4 million during the year ended December 31, 2020.

Common Stock Warrants

In October 2020, in connection with the 2020 One Amendment (see Note 11), the Company granted certain shareholders of One warrants to purchase 522,009 shares of the Company’s common stock. The Company accounted for the common stock warrants under ASC 815, Derivatives and Hedging, which resulted in recording the grant date fair value of the common stock warrants, approximately $4.3 million, to additional paid in capital on the consolidated balance sheets. As the common stock warrants are equity- classified, the warrants are recorded at their initial fair value and are not subsequently remeasured.